Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

Note 13. Leases

As of December 31, 2023, the Company had operating leases primarily for its offices and the manufacturing facilities of ESS Metron, and a ground lease for the Rockdale Facility, all of which expire on various dates through January 2032.

During the year ended December 31, 2022, the Company executed an amendment to the ground lease for the Rockdale Facility to add a second 100-acre tract of land, adjacent to the land subject to the original ground lease, for an additional $0.9 million in annual payments. The term of the amended lease is scheduled to expire on January 31, 2032, followed by three ten-year renewal periods at the Company’s option, unless terminated earlier. Concurrent with the amendment to the ground lease, the Company extended the term of its Water Reservation Agreement for the Rockdale Facility (see Note 17. Commitments and Contingencies).

As of December 31, 2023 and 2022, operating lease right of use assets were $20.4 million and $21.7 million, respectively, and operating lease liabilities were $21.3 million and $22.3 million, respectively.

The following table presents the components of the Company’s lease expense, which the ground and facilities’ leases are included in Cost of revenue and the office leases are included in Selling, general, and administrative on the Consolidated Statements of Operations:

	Years Ended December 31,
	2023	2022	2021
Operating lease cost	$3,747	$3,193	$678
Variable lease cost	240	182	51
Operating lease expense	3,987	3,375	729
Short-term lease rent expense	—	—	19
Total lease expense	$3,987	$3,375	$748

The following table presents supplemental lease information:

	2023	2022	2021
Operating cash outflows for operating leases	$3,522	$2,789	$435
Right of use assets exchanged for new operating lease liabilities	$1,249	$10,333	$13,622
Weighted-average remaining lease term – operating leases	7.5	8.5	8.6
Weighted-average discount rate – operating leases	6.7%	6.6%	5.8%

The following table represents our future minimum operating lease payments as of December 31, 2023:

	Ground lease	Office and other leases	Total
2024	$1,998	$1,798	$3,796
2025	2,058	1,495	3,553
2026	2,119	1,425	3,544
2027	2,183	1,305	3,488
2028	2,249	1,017	3,266
Thereafter	7,369	2,426	9,795
Total undiscounted lease payments	17,976	9,466	27,442
Less present value discount	(4,685)	(1,412)	(6,097)
Present value of lease liabilities	$13,291	$8,054	$21,345